Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting
Segment Reporting

23. Segment Reporting

The Group determines its operating segments from both business and geographic perspectives as follows:

(i)Innovation Platform (Drug R&D): focuses on discovering, developing and commercializing targeted therapeutics in oncology and autoimmune diseases, and the provision of research and development services; and

(ii)Commercial Platform: comprises of the manufacture, marketing and distribution of prescription and over-the-counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:

(a)Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription pharmaceuticals; and

(b)Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over-the-counter pharmaceuticals and consumer health products.

Innovation Platform and Prescription Drugs businesses under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

The performance of the reportable segments is assessed based on three measurements: (a) losses or earnings of subsidiaries before interest income, interest expense, income tax expenses and equity in earnings of equity investees, net of tax (“Adjusted (LBIT)/EBIT” or “Adjusted LBIT”), (b) equity in earnings of equity investees, net of tax and (c) operating (loss)/profit.

The segment information is as follows:

	Year Ended December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	41,233	132,829	11,949	28,098	172,876	—	214,109
Adjusted (LBIT)/EBIT	(83,724)	5,131	742	2,662	8,535	(16,435)	(91,624)
Interest income	119	66	16	59	141	5,718	5,978
Equity in earnings of equity investees, net of tax	(18,981)	29,884	8,430	—	38,314	—	19,333
Operating (loss)/profit	(102,586)	35,081	9,188	2,721	46,990	(10,717)	(66,313)
Interest expense	—	—	—	62	62	947	1,009
Income tax expense	81	1,063	179	420	1,662	2,221	3,964
Net (loss)/income attributable to ordinary shareholders of the Company	(102,412)	32,080	8,166	1,126	41,372	(13,765)	(74,805)
Depreciation/amortization	3,334	132	23	40	195	61	3,590
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,198	114	36	434	584	720	6,502

	As at December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	100,388	118,445	67,352	11,686	197,483	234,247	532,118
Property, plant and equipment	15,223	204	71	418	693	700	16,616
Leasehold land	1,174	—	—	—	—	—	1,174
Goodwill	—	2,779	407	—	3,186	—	3,186
Other intangible asset	—	347	—	—	347	—	347
Investments in equity investees	8,514	68,812	60,992	—	129,804	—	138,318

	Year Ended December 31, 2017
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	35,997	166,435	9,858	28,913	205,206	—	241,203
Adjusted (LBIT)/EBIT	(47,503)	3,272	578	3,029	6,879	(12,677)	(53,301)
Interest income	64	37	13	13	63	1,093	1,220
Equity in earnings of equity investees, net of tax	(4,547)	27,812	10,388	—	38,200	—	33,653
Operating (loss)/profit	(51,986)	31,121	10,979	3,042	45,142	(11,584)	(18,428)
Interest expense	—	—	—	66	66	1,389	1,455
Income tax expense	26	934	(457)	509	986	2,068	3,080
Net (loss)/income attributable to ordinary shareholders of the Company	(51,880)	28,999	9,773	1,261	40,033	(14,890)	(26,737)
Depreciation/amortization	2,400	116	17	18	151	27	2,578
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,936	56	43	8	107	30	6,073

	As at December 31, 2017
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	63,268	122,665	58,961	13,794	195,420	339,244	597,932
Property, plant and equipment	13,917	160	61	30	251	52	14,220
Leasehold land	1,261	—	—	—	—	—	1,261
Goodwill	—	2,901	407	—	3,308	—	3,308
Other intangible asset	—	430	—	—	430	—	430
Investments in equity investees	19,512	69,417	55,308	—	124,725	—	144,237

	Year Ended December 31, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	35,228	149,861	6,984	24,007	180,852	—	216,080
Adjusted (LBIT)/EBIT	(36,657)	2,377	(493)	1,852	3,736	(13,306)	(46,227)
Interest income	52	31	34	1	66	384	502
Equity in earnings of equity investees, net of tax	(4,232)	60,288	10,188	—	70,476	—	66,244
Operating (loss)/profit	(40,837)	62,696	9,729	1,853	74,278	(12,922)	20,519
Interest expense	—	—	—	79	79	1,552	1,631
Income tax expense	—	777	(497)	289	569	3,762	4,331
Net (loss)/income attributable to ordinary shareholders of the Company	(40,735)	61,120	8,384	833	70,337	(17,904)	11,698
Depreciation/amortization	2,176	102	3	19	124	41	2,341
Additions to non-current assets (other than financial instruments and deferred tax assets)	4,138	67	20	51	138	51	4,327

Revenue from external customers is after elimination of inter‑segment sales. The amount eliminated attributable to sales within Consumer Health business from Hong Kong to the PRC was nil, US$2,536,000 and US$1,306,000 for the years ended December 31, 2018,  2017 and 2016 respectively. Sales between segments are carried out at mutually agreed terms.

There was one customer which accounted for over 10% of the Group’s revenue for the year ended December 31, 2018. There were no customers which accounted for over 10% of the Group’s revenue for the years ended December 31, 2017 and 2016.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share‑based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of Adjusted LBIT to net (loss)/income is as follows:

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Adjusted LBIT	(91,624)	(53,301)	(46,227)
Interest income	5,978	1,220	502
Equity in earnings of equity investees, net of tax	19,333	33,653	66,244
Interest expense	(1,009)	(1,455)	(1,631)
Income tax expense	(3,964)	(3,080)	(4,331)
Net (loss)/income	(71,286)	(22,963)	14,557